TRANSACTIONS WITH TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD.	12 Months Ended
Jan. 02, 2022
Related Party Transactions [Abstract]
TRANSACTIONS WITH TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD.	NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES
SunPower is a majority-owned subsidiary of TotalEnergies Solar and TotalEnergies Gaz, each a subsidiary of TotalEnergies SE. Prior to the Spin-off, we were partially owned by TotalEnergies SE through its ownership of SunPower.
In connection with the Spin-off, following the TZS investment whereby TZS SG and an affiliate of TZS, purchased from Maxeon, for $298.0 million, 8,915,692 of Maxeon shares. TZS Investment, TotalEnergies Solar INTL SAS (“TotalEnergies Solar”), TotalEnergies Gaz Electricité Holdings France SAS, (“TotalEnergies Gaz”, with TotalEnergies Solar, each an affiliate of TotalEnergies SE and collectively “TotalEnergies”),as holders of record of SunPower’s common stock, were issued Maxeon’s shares by way of pro rata distribution.
In April 2021, pursuant to a stock purchase agreement, dated April 13, 2021, with an affiliate of TZS, the Company sold to TZS 1,870,000 ordinary shares at a price of $18.00 per share, in a private placement exempt from the registration requirements of the Securities Act of 1933, as amended (the “TZS Private Placement”). As of
January 2, 2022, TotalEnergies’s and TZS SG’s ownership of the Maxeon shares was approximately 24.9% and 24.4%, respectively.
Transactions with SunPower
Sales to SunPower
During fiscal years 2021, 2020 and 2019, we had sales of $225.9 million, $231.2 million and $426.5 million to SunPower representing the sale of solar modules to SunPower. The pricing term prior to the Spin-off was made at transfer prices determined based on management’s assessment of market-based pricing terms. Subsequent to the Spin-off, pricing is based on the supply agreement with SunPower. Sales to SunPower were recognized in line with our revenue recognition policy for sales to third-party customers, as discussed in Note 2. Summary of Significant Accounting Policies. As of January 2, 2022 and January 3, 2021, accounts receivable due from SunPower related to these sales amounted to $4.0 million and $32.0 million, respectively.
Allocation of Corporate Expenses
As discussed in Note 2. Summary of Significant Accounting Policies, the Consolidated and Combined Statements of Operations and Comprehensive Loss include an allocation of general corporate expenses from SunPower for certain management and support functions, prior to the Spin-off. These allocations amounted to $9.2 million and $26.1 million fiscal years 2020 and 2019, respectively, and were reflected in sales, general, and administrative expenses. Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the period presented. Allocated costs may differ from actual costs which would have been incurred if we had operated independently during the periods presented.
In December 2015, SunPower issued 4.00% debentures due 2023, the proceeds of which were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, $11.3 million and $17.0 million of interest expense associated with the 4.00% debentures due 2023 is reflected in the Consolidated and Combined Statements of Operations for each of the fiscal years 2020 and 2019. Since the 4.00% debentures due 2023 represent legal obligations of SunPower which were not transferred to us, they are not reflected in our Consolidated Balance Sheets in the years presented. However, the associated interest expense and the debt issuance cost amortization are reflected in our Consolidated and Combined Statements of Operations prior to the Spin-off to reflect our historical cost of doing business. This cost may not be indicative of the actual expense that would have been incurred had we operated as an independent, public company for the period presented nor future periods.
Agreements with SunPower
In connection with the Spin-off, we also entered into certain ancillary agreements that govern the relationships between SunPower and us following the Distribution, including: a tax matters agreement, employee matters agreement, transition services agreement, back-to-back agreement, brand framework agreement, cross license agreement, collaboration agreement, and supply agreement (collectively, the “Ancillary Agreements”).
In addition, under the Separation and Distribution Agreement with SunPower, SunPower has agreed to indemnify us for certain litigation and claims to which we are a party. The liabilities related to these claims and an offsetting receivable from SunPower are reflected on our Consolidated Balance Sheets. See Note 6. Balance Sheet Components and Note 9. Commitments and Contingencies - Indemnifications.
In February 2021, we entered into an amendment to the SunPower Supply Agreement (the “Amendment to the
SunPower Supply Agreement”) that updated and amended 2021 volumes and pricing. The Amendment to the
SunPower Supply Agreement also brought forward the exclusivity term for the Direct Market Segment (as defined in the SunPower Supply Agreement) from August 26, 2021 to June 30, 2021 and provided for optional sales by
Maxeon and purchases by SunPower of additional product types, including Performance line panels. The purchase price for each product, subject to certain adjustments, have been fixed for 2020 and 2021 based on the power output
(in watts) of the relevant product. For subsequent periods, the purchase price will be set based on a formula and fixed for the covered period, subject to the same adjustments.
The below table summarizes our transactions with SunPower subsequent to the Spin-off, in relation to these agreements:

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021
Charges from product collaboration agreement	$32,887	$10,846
Net charges from transition services agreement	5,217	6,229

We had the following balances related to transactions with SunPower as of January 2, 2022 and January 3, 2021:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Accounts receivable	$3,959	$31,967
Prepaid expenses and other current assets	13,979	9,665
Other receivables, non-current	1,458	1,458
Accounts payable	2,315	901
Accrued liabilities (Note 6)	8,361	7,942

Net Parent Investment
Net parent investment on the Consolidated Balance Sheets and the Consolidated and Combined Statements of Equity represents SunPower’s historical investment in the Company, the net effect of transactions with and allocations from SunPower and the Company’s accumulated earnings. Prior to the Spin-off, the Company was dependent on SunPower for its working capital and financing requirements as SunPower used a centralized approach for cash management and financing of its operations. SunPower provided funding for our operating and investing activities including pooled cash managed by SunPower treasury to fund operating expenses and capital expenditures. SunPower also directly collected our receivables. These activities were reflected as a component of net parent investment, and this arrangement is not reflective of the manner in which we would operate on a stand-alone business separate from SunPower during the period presented. Accordingly, none of SunPower’s cash, cash equivalents or debt at the corporate level have been assigned to the Company in the consolidated and combined financial statements. Net parent investment represents SunPower’s interest in the recorded net assets of the Company and the net parent (distribution) contribution represents the settlement as part of the Spin-off exercise. All significant transactions between the Company and SunPower have been included in the accompanying consolidated and combined financial statements. Transactions with SunPower are reflected in the accompanying Consolidated and Combined Statements of Equity as “Net parent (distribution) contribution”.
Net Parent (Distribution) Contribution
The components of Net parent (distribution) contribution represented the distribution/contribution by SunPower prior to the Spin-off and it comprised of the following on the Consolidated and Combined Statements of Equity for fiscal years 2020 and 2019 were as follows:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019
General financing activities	$(22,163)	$61,971
Acquisition of intellectual property	(100,000)	—
Separation cost	(25,000)	—
Excess cash	(8,996)	—
Corporate allocations	9,238	26,096
Interest expense financed and paid by SunPower	12,167	19,485
Stock-based compensation expense	5,168	7,135
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	$(129,586)	$114,687
A reconciliation of Net parent (distribution) contribution in the Consolidated and Combined Statements of Equity to the corresponding amount presented on the Consolidated and Combined Statements of Cash Flows for the periods presented was as follows:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	$(129,586)	$114,687
Interest expense financed and paid by SunPower	(12,167)	(19,485)
Stock-based compensation expense	(5,168)	(7,135)
Other	12,925	4,342
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Cash Flows	$(133,996)	$92,409
Transactions with TotalEnergies
The following related party balances and amounts are associated with transactions entered into with TotalEnergies and its affiliates:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Accounts receivable	$821	$1,273
Accounts payable(1)	—	3,100
Contract liabilities, current portion(2)	31,069	9,405
Contract liabilities, net of current portion(2)	23,840	33,066
Refund liabilities (Note 6)	22,566	—
(1)In connection with obtaining solar module supplies related to one solar project, we incurred charges of $3.1 million, that was paid directly to TotalEnergies in fiscal year 2021.
(2)Refer to Note 9. Commitments and Contingencies—Advances from Customers.

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021	December 29, 2019
Revenue	$14,733	$73,599	$33,371
Interest expense incurred on the 4.00% debentures acquired by Total(1)	—	2,667	4,000
(1)Represents TotalEnergies share of the 4.00% debentures issued by SunPower in December 2015. The proceeds were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, the related interest expense was reflected in the Consolidated and Combined Statements of Operations prior to Spin-off. The related obligation on the 4.00% debentures were not transferred to us as part of the Spin-off.
Supply Agreements
In November 2016, SunPower and Total entered into a four-year, up to 200 megawatts (“MW”) supply agreement to support the solarization of certain Total facilities. The agreement covers the supply of 150 MW of Maxeon 2 panels with an option to purchase up to another 50 MW of Performance line solar panels. In March 2017, SunPower received a prepayment totaling $88.5 million. The prepayment is secured by certain of Maxeon’s assets located in Mexico.
We recognize revenue for the solar panels supplied under this arrangement consistent with our revenue recognition policy for solar power components at a point in time when control of such products transfers to the customer, which generally occurs upon shipment or delivery depending on the terms of the contracts. In the second quarter of fiscal year 2017, we started to supply Total with solar panels under the supply agreement.
In August 2020, SunPower, Total and Maxeon signed an assignment and assumption agreement, consent and release whereby SunPower assigned its rights and obligations under the original agreements to us as part of the Spin-off and we agreed with Total and SunPower to make certain commercial amendments to the original agreements. On February 22, 2021, Total, Maxeon and its affiliate SunPower System Sarl entered into a Second Amended and Restated Initial Implementing Agreement (the “Amendment to the Solarization Agreement”) replacing the existing agreement, for the supply to Total, until December 31, 2025, of approximately 70 MW of PV modules (out of the 150 MW volume committed by Total in the Total Supply Agreement). The Amendment to the Solarization Agreement also (i) updates the list of PV modules available for ordering by Total, (ii) amends the pricing conditions (including the price adjustment mechanism of the existing agreement) of certain of those PV modules to reflect PV market-based pricing, (iii) provides the terms for the repayment in 12 installments by Maxeon, between the first quarter of 2023 and the fourth quarter of 2025, of the difference between the prepayment and the actual price of the 150 MW initial volume as at December 31, 2025 once the remaining 70 MW of PV modules will have been fully ordered by Total; and (iv) provides for the release of SunPower System Sarl from the Mexican pledge of its assets upon full repayment of that difference.
As a result of the Amendment to the Solarization Agreement, $22.6 million which is expected to be repaid to Total is reclassified from “Contract liabilities, net of current portion” to “Other long-term liabilities” on our Consolidated Balance Sheets. As of January 2, 2022 and January 3, 2021, we had $8.1 million and $9.3 million, respectively, of “Contract liabilities, current portion”, and $3.5 million and $33.1 million, respectively, of “Contract liabilities, net of current portion” on our Consolidated Balance Sheets related to the aforementioned supply agreement (see Note 9. Commitments and Contingencies).
On January 7, 2019, SunPower and Total, each through certain affiliates, entered into an agreement whereby we agreed to sell 3.7 MW of PV modules to Total for a ground-mounted PV installation in Dubai. This agreement provided for payment from Total in the amount of approximately $1.4 million, 10% of which was received after execution of the agreement.
On March 4, 2019, SunPower and Total, each through certain affiliates, entered into an agreement whereby we agreed to sell 10 MW of PV modules to Total for commercial rooftop PV installations in Dubai. This agreement provided for payment from Total in the amount of approximately $3.2 million, 10% of which was received in April 2019.
In December 2019, SunPower and Total, each through certain affiliates, entered into an agreement whereby we agreed to sell 93 MW of PV modules to Total for commercial PV modules in France. This agreement provided for payment from Total in the amount of approximately $38.4 million, 10% of which was received in December 2019.
In November 2021, the Company executed an order request from Danish Fields Solar LLC, a wholly-owned subsidiary of TotalEnergies SE, for the sale of Performance line modules that is governed by a framework agreement entered into between the Company and TotalEnergies Global Procurement on October 27, 2021. Subject to granting security interests in certain assets located in Mexico, the Company is expecting to receive in excess of $50.0 million as prepayment related to the order request by 2022. The delivery of the modules is expected to be completed by the third quarter of fiscal year 2023. As of January 2, 2022, the Company has received $42.6 million of prepayment. The Company has assessed that the contract includes a significant financing component. Accordingly, the carrying amount for such prepayment is adjusted for the discount rate at the contract inception. As of January 2, 2022, we have $22.2 million and $20.4 million of such prepayment in “Contract liabilities, current portion” and “Contract liabilities, net of current portion” on our Consolidated Balance Sheets. The interest expense on significant financing component of $0.03 million for fiscal year 2021 has been recognized in “Interest expense, net” in the Consolidated and Combined Statements of Operation. In March 2022, the order request was amended to change the timing of the utilization of the prepayment.
4.00% Debentures Due 2023
In December 2015, SunPower issued the 4.00% debentures due 2023. An aggregate principal amount of $100.0 million of the 4.00% debentures due 2023 were acquired by Total. The Consolidated and Combined Statements of Operations includes $2.7 million in interest expense related to interest charges incurred on the 4.00% debentures due 2023 for fiscal year 2020. See Note 1. Background and Basis of Presentation for additional details related to the 4.00% debentures due 2023.
TRANSACTIONS WITH TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD.
Transactions with Tianjin Zhonghuan Semiconductor Co., Ltd and its affiliates
During fiscal year 2020, the Company sold its entire equity interest in Hohhot Huanju New Energy Development Co. Ltd. (“Hohhot”) to Zhonghuan Energy (Inner Mongolia) Co., Ltd, an affiliate of TZS at a consideration of RMB 21,938,086.22 (equivalent to $3.2 mil) and this was determined based on valuation of Hohhot on December 31, 2019. The Company recognized a gain of $0.5 million from the disposal.
In March 2016, we entered into an agreement with Dongfang Electric Corporation and TZS. to form Huansheng Photovoltaic (Jiangsu) Co., Ltd., a jointly owned solar cell manufacturing facility to manufacture our Performance line modules in China. In September 2021, TZS made a capital injection of RMB270.0 million (equivalent to $41.6 million) to Huansheng JV to facilitate the capacity expansion of Huansheng JV. The Company did not make a proportionate injection based on its equity interest in Huansheng JV which resulted in a dilution of the Company's equity ownership from 20.0% to 16.3%. Consequently, we recorded a gain of $3.0 million related to the deemed disposal of the equity ownership, including $0.03 million relating to the recycling of other comprehensive income to profit or loss. The gain is presented within “Other, net” in our Consolidated and Combined Statements of Operations. As at January 2, 2022, we had an equity ownership of 16.3% in the joint venture and account for the joint venture as an equity method investment. Please refer to Note 10 Equity Investments for transactions with the joint venture.
On November 16, 2021, we entered into a silicon wafer master supply agreement with Zhonghuan Hong Kong Ltd (“TZS HK”), a subsidiary of TZS for the purchase of P-Type G12 wafers which are intended to be incorporated into the Company’s Performance line modules planned for manufacture in Malaysia and Mexico and sale into the United States. The Company expects TZS HK to be its primary wafer supplier for Performance line modules and deliveries to commence in 2022. Deposit arrangements, payment terms and pricing mechanisms will be agreed to with TZS HK for the Company to reserve specified volumes in advance. The master supply agreement also sets out a general framework and customary operational and legal terms which govern the purchases of silicon wafer from TZS by the Company and its subsidiaries, including engineering changes, supply chain management, inspection, representations and warranties and legal compliance.
In connection with the supply agreement, we made a deposit of $2.5 million as of January 2, 2022 to reserve specified volumes in advance for delivery up to fiscal year 2023. Prepayment of $1.8 million and $0.7 million is recorded in “Advances to suppliers, current portion” and “Advances to suppliers, non-current portion”, respectively, on the Consolidated Balance Sheets.